WESTERN ASSET DIVERSIFIED INCOME FUND

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 48.3%
COMMUNICATION SERVICES - 3.5%
Entertainment - 1.4%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	9,160,000		$9,419,823	(a)
AMC Entertainment Holdings Inc., Secured Notes (10.00% Cash or 12.000% PIK)	12.000%	6/15/26	5,000,000		4,843,750	(a)(b)

Total Entertainment					14,263,573

Media - 2.1%
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	10,303,000		10,727,999	(a)
DISH DBS Corp., Senior Notes	5.125%	6/1/29	4,000,000		3,924,580
Liberty Interactive LLC, Senior Notes	8.500%	7/15/29	6,000,000		6,844,740

Total Media					21,497,319

TOTAL COMMUNICATION SERVICES					35,760,892

CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.4%
Dornoch Debt Merger Sub Inc., Senior Notes	6.625%	10/15/29	3,890,000		3,894,863	(a)(c)

Automobiles - 1.7%
Mclaren Finance PLC, Senior Secured Notes	7.500%	8/1/26	9,000,000		9,157,365	(a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	8,000,000		8,458,400	(a)

Total Automobiles					17,615,765

Distributors - 0.3%
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	3,307,906		3,818,713	(a)(b)

Diversified Consumer Services - 1.2%
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	12,000,000		12,345,180	(a)

Hotels, Restaurants & Leisure - 4.0%
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	3,000,000		2,827,785	(a)
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	2/15/23	4,000,000		4,185,000	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	5,000,000		5,381,575	(a)
Saga PLC, Senior Notes	5.500%	7/15/26	3,000,000	GBP	3,976,409	(d)
Sands China Ltd., Senior Notes	2.300%	3/8/27	690,000		668,113	(a)

See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2021 Quarterly Report	1

WESTERN ASSET DIVERSIFIED INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
Sands China Ltd., Senior Notes	2.850%	3/8/29	330,000		$317,998	(a)
Sands China Ltd., Senior Notes	3.250%	8/8/31	200,000		193,392	(a)
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	7,000,000		7,201,355	(a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	3,000,000		3,005,295	(a)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	5,180,000	GBP	7,027,517	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	3,000,000		2,919,945	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	3,500,000		3,337,031	(a)

Total Hotels, Restaurants & Leisure					41,041,415

Multiline Retail - 0.3%
Nordstrom Inc., Senior Notes	5.000%	1/15/44	3,330,000		3,270,727

Specialty Retail - 2.5%
Bed Bath & Beyond Inc., Senior Notes	5.165%	8/1/44	8,500,000		7,331,037
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	10,000,000		10,404,750	(a)
NMG Holding Co. Inc./Neiman Marcus Group LLC, Senior Secured Notes	7.125%	4/1/26	3,000,000		3,187,500	(a)
Party City Holdings Inc., Senior Secured Notes (6 mo. USD LIBOR + 5.000%)	5.750%	7/15/25	5,000,000		4,695,700	(a)(e)

Total Specialty Retail					25,618,987

TOTAL CONSUMER DISCRETIONARY					107,605,650

CONSUMER STAPLES - 1.5%
Beverages - 0.7%
Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	7,000,000		7,122,500	(a)

Tobacco - 0.8%
Vector Group Ltd., Senior Notes	10.500%	11/1/26	8,000,000		8,430,000	(a)

TOTAL CONSUMER STAPLES					15,552,500

ENERGY - 6.9%
Energy Equipment & Services - 0.5%
Weatherford International Ltd., Senior Notes	11.000%	12/1/24	4,590,000		4,841,004	(a)

Oil, Gas & Consumable Fuels - 6.4%
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	5,400,000		5,508,518	(a)

See Notes to Schedule of Investments.

2	Western Asset Diversified Income Fund 2021 Quarterly Report

WESTERN ASSET DIVERSIFIED INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
DCP Midstream LP, Junior Subordinated Notes (7.375% to 12/15/22 then 3 mo. USD LIBOR + 5.148%)	7.375%	12/15/22	8,115,000	$7,912,125	(e)(f)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	14,842,000	15,602,653	(e)(f)
EQM Midstream Partners LP, Senior Notes	6.500%	7/15/48	3,000,000	3,418,245
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	1,000,000	1,069,900	(a)
Penn Virginia Escrow LLC, Senior Notes	9.250%	8/15/26	8,000,000	8,122,000	(a)
Plains All American Pipeline LP, Junior Subordinated Notes (6.125% to 11/15/22 then 3 mo. USD LIBOR + 4.110%)	6.125%	11/15/22	10,000,000	9,100,000	(e)(f)
Strathcona Resources Ltd., Senior Notes	6.875%	8/1/26	5,000,000	4,961,631	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	5,250,000	4,906,020	(a)
YPF SA, Senior Notes	8.500%	7/28/25	6,300,000	5,260,563	(d)

Total Oil, Gas & Consumable Fuels				65,861,655

TOTAL ENERGY				70,702,659

FINANCIALS - 6.8%
Capital Markets - 0.2%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	2,200,000	2,158,200	(a)

Consumer Finance - 1.6%
Midcap Financial Issuer Trust, Senior Notes	5.625%	1/15/30	7,500,000	7,438,238	(a)
Navient Corp., Senior Notes	5.625%	8/1/33	10,000,000	9,529,150

Total Consumer Finance				16,967,388

Diversified Financial Services - 4.7%
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	11,507,570	11,320,572	(a)(b)
Huarong Finance 2017 Co. Ltd., Senior Notes (3 mo. USD LIBOR + 1.325%)	1.455%	7/3/23	1,240,000	1,129,950	(d)(e)

See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2021 Quarterly Report	3

WESTERN ASSET DIVERSIFIED INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.500%	2/24/23	2,520,000	$2,400,300	(d)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	1,210,000	1,131,350	(d)
Hunt Cos. Inc., Senior Secured Notes	5.250%	4/15/29	9,000,000	8,832,285	(a)
LD Holdings Group LLC, Senior Notes	6.125%	4/1/28	5,400,000	5,097,168	(a)
TKC Holdings Inc., Senior Notes	10.500%	5/15/29	8,000,000	8,782,200	(a)
VistaJet Malta Finance PLC/XO Management Holding Inc., Senior Notes	10.500%	6/1/24	8,875,000	9,651,562	(a)

Total Diversified Financial Services				48,345,387

Insurance - 0.3%
Highlands Holdings Bond Issuer Ltd./ Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	2,775,000	2,950,422	(a)(b)

TOTAL FINANCIALS				70,421,397

HEALTH CARE - 4.6%
Health Care Providers & Services - 3.4%
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	5,000,000	4,857,975	(a)
CHS/Community Health Systems Inc., Senior Notes	6.875%	4/1/28	20,000,000	19,258,600	(a)
MPH Acquisition Holdings LLC, Senior Notes	5.750%	11/1/28	10,000,000	9,434,900	(a)
US Renal Care Inc., Senior Notes	10.625%	7/15/27	1,450,000	1,543,003	(a)

Total Health Care Providers & Services				35,094,478

Pharmaceuticals - 1.2%
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	8,375,000	8,594,676	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	4,000,000	4,080,280	(a)

Total Pharmaceuticals				12,674,956

TOTAL HEALTH CARE				47,769,434

INDUSTRIALS - 6.3%
Airlines - 0.8%
American Airlines Inc., Senior Secured Notes	11.750%	7/15/25	7,000,000	8,671,250	(a)

See Notes to Schedule of Investments.

4	Western Asset Diversified Income Fund 2021 Quarterly Report

WESTERN ASSET DIVERSIFIED INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Building Products - 1.3%
CP Atlas Buyer Inc., Senior Notes	7.000%	12/1/28	5,459,000		$5,480,154	(a)
Ideal Standard International SA, Senior Secured Notes	6.375%	7/30/26	6,760,000	EUR	7,447,733	(a)

Total Building Products					12,927,887

Commercial Services & Supplies - 1.0%
CoreCivic Inc., Senior Notes	8.250%	4/15/26	10,546,000		10,771,262

Machinery - 1.7%
Granite US Holdings Corp., Senior Notes	11.000%	10/1/27	5,000,000		5,481,300	(a)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	11,100,000		11,100,000
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	935,000		986,425	(a)

Total Machinery					17,567,725

Trading Companies & Distributors - 0.7%
BCPE Empire Holdings Inc., Senior Notes	7.625%	5/1/27	5,000,000		4,981,250	(a)
Doman Building Materials Group Ltd., Senior Notes	5.250%	5/15/26	3,000,000	CAD	2,386,310	(a)

Total Trading Companies & Distributors					7,367,560

Transportation Infrastructure - 0.8%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	8,000,000		7,986,480	(a)

TOTAL INDUSTRIALS					65,292,164

INFORMATION TECHNOLOGY - 3.6%
Communications Equipment - 0.4%
CommScope Inc., Senior Notes	8.250%	3/1/27	4,000,000		4,191,900	(a)

Software - 2.3%
Blackboard Inc., Secured Notes	10.375%	11/15/24	10,000,000		10,562,500	(a)
Rocket Software Inc., Senior Notes	6.500%	2/15/29	8,000,000		7,931,040	(a)
Uniquify Inc., Senior Secured Notes	6.000%	6/15/24	5,270,000		5,298,515	(a)

Total Software					23,792,055

Technology Hardware, Storage & Peripherals - 0.9%
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	7,420,000		7,818,825	(a)
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, Secured Notes	13.000%	10/15/27	590,000		690,300	(a)

Total Technology Hardware, Storage & Peripherals					8,509,125

TOTAL INFORMATION TECHNOLOGY					36,493,080

See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2021 Quarterly Report	5

WESTERN ASSET DIVERSIFIED INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 0.7%
Chemicals - 0.4%
LSF11 A5 Holdco LLC, Senior Notes	6.625%	10/15/29	3,950,000	$3,950,000	(a)(c)

Containers & Packaging - 0.2%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	2,500,000	2,659,000	(a)(b)

Metals & Mining - 0.1%
Mountain Province Diamonds Inc., Secured Notes	8.000%	12/15/22	1,000,000	891,515	(a)

TOTAL MATERIALS				7,500,515

REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Finance Trust Inc./ American Finance Operating Partner LP	4.500%	9/30/28	2,500,000	2,500,000	(a)(c)
GEO Group Inc., Senior Notes	5.875%	10/15/24	5,000,000	4,158,975
GEO Group Inc., Senior Notes	6.000%	4/15/26	6,048,000	4,762,800
Service Properties Trust, Senior Notes	4.375%	2/15/30	5,000,000	4,759,875

Total Equity Real Estate Investment Trusts (REITs)				16,181,650

Real Estate Management & Development - 1.8%
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	2/19/23	3,000,000	2,715,019	(d)
China SCE Group Holdings Ltd., Senior Secured Notes	7.375%	4/9/24	3,100,000	3,012,796	(d)
WeWork Cos. Inc., Senior Notes	7.875%	5/1/25	8,750,000	8,903,256	(a)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.375%	10/30/24	5,550,000	4,292,522	(d)

Total Real Estate Management & Development				18,923,593

TOTAL REAL ESTATE				35,105,243

UTILITIES - 0.6%
Electric Utilities - 0.6%
Talen Energy Supply LLC, Senior Secured Notes	6.625%	1/15/28	7,000,000	6,505,310	(a)

TOTAL CORPORATE BONDS & NOTES (Cost - $500,670,299)				498,708,844

See Notes to Schedule of Investments.

6	Western Asset Diversified Income Fund 2021 Quarterly Report

WESTERN ASSET DIVERSIFIED INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SENIOR LOANS - 30.4%
COMMUNICATION SERVICES - 1.4%
Entertainment - 0.7%
Allen Media LLC, 2021 Delayed Draw Term Loan	—	2/10/27	3,562,500	$3,568,075	(g)
Allen Media LLC, 2021 Incremental Term Loan	—	2/10/27	3,928,571	3,934,720	(g)

Total Entertainment				7,502,795

Media - 0.7%
DIRECTV Financing LLC, Closing Date Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	8/2/27	7,000,000	7,012,390	(e)(h)(i)

TOTAL COMMUNICATION SERVICES				14,515,185

CONSUMER DISCRETIONARY - 9.2%
Auto Components - 1.5%
Autokiniton US Holdings Inc., Closing Date Term Loan B (the greater of 3 mo. USD LIBOR or 0.500% + 4.500%)	5.000%	4/6/28	3,990,000	3,994,987	(e)(h)(i)
First Brands Group LLC, 2021 First Lien Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.000%)	6.000%	3/30/27	5,972,456	6,045,619	(e)(h)(i)
First Brands Group LLC, 2021 Second Lien Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 8.500%)	9.500%	3/30/28	5,390,000	5,457,375	(e)(h)(i)

Total Auto Components				15,497,981

Diversified Consumer Services - 0.5%
Adtalem Global Education Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	8/14/28	5,000,000	5,013,125	(e)(h)(i)

Hotels, Restaurants & Leisure - 2.4%
Alterra Mountain Co., 2028 Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	8/17/28	1,999,198	1,997,329	(e)(h)(i)
Caesars Resort Collection LLC, Term Loan B1	—	7/21/25	4,987,406	4,997,430	(g)
ClubCorp Holdings Inc., First Lien Term Loan B (3 mo. USD LIBOR + 2.750%)	2.882%	9/18/24	7,480,519	7,048,333	(e)(h)(i)
Equinox Holdings Inc., Term Loan B2	—	3/8/24	1,185,000	1,192,406	(g)

See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2021 Quarterly Report	7

WESTERN ASSET DIVERSIFIED INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
MajorDrive Holdings IV LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 4.000%)	4.500%	6/1/28	4,987,500	$5,003,859	(e)(h)(i)
Playa Resorts Holding BV, Initial Term Loan (the greater of 1 mo. USD LIBOR or 1.000% +2.750%)	3.750%	4/29/24	4,848,899	4,754,394	(e)(h)(i)

Total Hotels, Restaurants & Leisure				24,993,751

Multiline Retail - 0.6%
Franchise Group Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.750%)	5.500%	3/10/26	6,077,225	6,119,006	(e)(h)(i)

Specialty Retail - 4.2%
Empire Today LLC, Closing Date Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	4/3/28	2,493,750	2,480,246	(e)(h)(i)
Gannett Holdings LLC, First Lien Term Loan	—	2/9/26	7,282,006	7,345,760	(g)
Great Outdoors Group LLC, Term Loan B1 (the greater of 3 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	3/6/28	4,987,437	5,014,245	(e)(h)(i)
Michaels Cos. Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	4/15/28	6,982,500	6,997,547	(e)(h)(i)
Rent-A-Center Inc., Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	2/17/28	2,992,482	3,007,444	(e)(h)(i)
Rising Tide Holdings Inc., First Lien Initial Term Loan	—	6/1/28	6,483,750	6,525,603	(g)
RVR Dealership Holdings LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	2/8/28	2,985,000	2,985,000	(e)(h)(i)
Spencer Spirit IH LLC, Initial Term Loan	—	6/19/26	9,107,500	9,076,216	(g)

Total Specialty Retail				43,432,061

TOTAL CONSUMER DISCRETIONARY				95,055,924

See Notes to Schedule of Investments.

8	Western Asset Diversified Income Fund 2021 Quarterly Report

WESTERN ASSET DIVERSIFIED INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 2.3%
Diversified Financial Services - 0.7%
Greystone Select Holdings LLC, Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	6/16/28	3,489,197	$3,530,632	(e)(h)(i)
Resolute Investment Managers Inc., First Lien Term Loan C (the greater of 3 mo. USD LIBOR or 1.000% + 4.250%)	5.250%	4/30/24	3,568,891	3,588,965	(e)(h)(i)(j)

Total Diversified Financial Services				7,119,597

Insurance - 1.6%
Asurion LLC, New Term Loan B4	—	1/20/29	5,000,000	4,983,125	(g)
Asurion LLC, New Term Loan B9	—	7/31/27	6,982,456	6,888,193	(g)
Asurion LLC, Second Lien Term Loan B3	—	1/31/28	5,000,000	4,991,675	(g)

Total Insurance				16,862,993

TOTAL FINANCIALS				23,982,590

HEALTH CARE - 4.6%
Health Care Equipment & Supplies - 0.5%
Radiology Partners Inc., Replacement Term Loan B	—	7/9/25	5,000,000	5,002,425	(g)

Health Care Providers & Services - 3.6%
Cano Health LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	11/23/27	6,965,000	6,979,522	(e)(h)(i)
Global Medical Response Inc., 2020 Term Loan	—	10/2/25	4,987,437	5,012,998	(g)
Medical Solutions Holdings Inc., First Lien Closing Date Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 4.500%)	5.500%	6/14/24	9,595,994	9,619,984	(e)(h)(i)
One Call Corp., First Lien Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 5.500%)	6.250%	4/22/27	6,982,500	7,052,325	(e)(h)(i)(j)
Pluto Acquisition I Inc., 2021 First Lien Term Loan (1 mo. USD LIBOR + 4.000%)	4.121%	6/22/26	2,992,500	2,994,370	(e)(h)(i)
U.S. Renal Care Inc., First Lien Term Loan B	—	6/26/26	5,977,138	5,977,138	(g)

Total Health Care Providers & Services				37,636,337

See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2021 Quarterly Report	9

WESTERN ASSET DIVERSIFIED INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Technology - 0.5%
AthenaHealth Inc., Term Loan B1 (3 mo. USD LIBOR + 4.250%)	4.377%	2/11/26	4,987,469	$5,008,042	(e)(h)(i)

TOTAL HEALTH CARE				47,646,804

INDUSTRIALS - 7.8%
Aerospace & Defense - 0.4%
WP CPP Holdings LLC, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	4/30/25	3,753,382	3,663,057	(e)(g)(h)(i)

Airlines - 1.8%
American Airlines Inc., 2017 Replacement Term Loan B (1 mo. USD LIBOR + 2.000%)	2.084%	12/15/23	3,500,000	3,432,923	(e)(h)(i)
American Airlines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.750%)	5.500%	4/20/28	7,500,000	7,764,037	(e)(g)(h)(i)
Mileage Plus Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/21/27	7,000,000	7,444,080	(e)(h)(i)

Total Airlines				18,641,040

Commercial Services & Supplies - 4.4%
Amentum Government Services Holdings LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.500%)	3.587%	1/29/27	2,992,424	2,994,923	(e)(h)(i)
Amentum Government Services Holdings LLC, First Lien Term Loan 2 (the greater of 3 mo. USD LIBOR or 0.750% + 4.750%)	5.500%	1/29/27	4,975,000	5,023,506	(e)(h)(i)
Brand Industrial Services Inc., Initial Term Loan	—	6/21/24	4,986,979	4,954,040	(g)
Donlen LLC, Term Loan B (the greater of 1 mo. USD LIBOR or 1.000% + 5.500%)	6.500%	3/30/28	9,000,000	8,966,700	(e)(h)(i)(j)(k)
Garda World Security Corp., Term Loan B2 (1 mo. USD LIBOR + 4.250%)	4.340%	10/30/26	3,000,000	3,008,625	(e)(h)(i)
LTR Intermediate Holdings Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.500%)	5.500%	5/5/28	4,987,500	4,987,500	(e)(h)(i)(j)
Monitronics International Inc., Term Loan (the greater of 1 mo. USD LIBOR or 1.250% + 6.500%)	7.750%	3/29/24	7,582,890	7,442,606	(e)(g)(h)(i)

See Notes to Schedule of Investments.

10	Western Asset Diversified Income Fund 2021 Quarterly Report

WESTERN ASSET DIVERSIFIED INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - (continued)
PAE Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	10/19/27	3,491,228	$3,492,101	(e)(h)(i)
Verscend Holding Corp., New Term Loan B (1 mo. USD LIBOR + 4.000%)	4.084%	8/27/25	4,987,500	5,000,991	(e)(h)(i)

Total Commercial Services & Supplies				45,870,992

Construction & Engineering - 0.5%
KKR Apple Bidco LLC, Second Lien Term Loan	—	9/21/29	1,000,000	1,018,130	(g)
Ventia Finco Pty Ltd., 2019 Refinancing Term Loan B (the greater of 3 mo. USD LIBOR or 1.000% + 4.000%)	5.000%	5/21/26	4,361,097	4,388,354	(e)(h)(i)

Total Construction & Engineering				5,406,484

Transportation Infrastructure - 0.7%
WWEX Uni Topco Holdings LLC, Second Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 7.000%)	7.750%	7/26/29	7,000,000	6,973,750	(e)(h)(i)

TOTAL INDUSTRIALS				80,555,323

INFORMATION TECHNOLOGY - 4.6%
IT Services - 1.5%
Project Alpha Intermediate Holding Inc., 2021 Refinancing Term Loan (1 mo. USD LIBOR + 4.000%)	4.090%	4/26/24	2,992,462	2,994,871	(e)(h)(i)
Redstone Holdco 2 LP, First Lien Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 4.750%)	5.500%	4/27/28	7,000,000	6,909,595	(e)(h)(i)
Redstone Holdco 2 LP, Second Lien Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 7.750%)	8.500%	4/27/29	3,050,000	2,981,375	(e)(h)(i)
VT Topco Inc., 2021 Second Lien Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 6.750%)	7.500%	7/31/26	2,700,000	2,720,250	(e)(h)(i)(j)

Total IT Services				15,606,091

Software - 3.1%
Cloudera Inc., Second Lien Term Loan	—	10/8/29	7,000,000	7,000,000	(g)(j)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.087%	10/16/26	4,987,342	4,994,274	(e)(h)(i)

See Notes to Schedule of Investments.

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WESTERN ASSET DIVERSIFIED INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - (continued)
DCert Buyer Inc., Second Lien Initial Term Loan	—	2/19/29	500,000	$505,780	(g)
Magenta Buyer LLC, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	7/27/28	6,000,000	6,007,500	(e)(h)(i)
Magenta Buyer LLC, Second Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 8.250%)	9.000%	7/27/29	6,500,000	6,500,000	(e)(g)(h)(i)(j)
Particle Investments Sarl, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 5.250%)	5.750%	2/18/27	1,745,016	1,750,240	(e)(h)(i)
Symplr Software Inc., First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	12/22/27	4,975,000	4,998,010	(e)(h)(i)

Total Software				31,755,804

TOTAL INFORMATION TECHNOLOGY				47,361,895

MATERIALS - 0.5%
Chemicals - 0.5%
Plastics Management LLC, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.000%)	6.000%	8/3/27	3,085,106	3,038,829	(e)(h)(i)(j)(k)
Plastics Management LLC, First Lien Primary Delayed Draw Term Loan	—	8/3/27	1,276,596	1,267,022	(g)(j)(k)
Plastics Management LLC, Secondary Delayed Draw Term Loan	—	8/3/27	638,298	633,511	(g)(j)(k)

TOTAL MATERIALS				4,939,362

TOTAL SENIOR LOANS (Cost - $314,096,311)				314,057,083

ASSET-BACKED SECURITIES - 21.1%
AGL CLO 6 Ltd., 2020-6A ER (3 mo. USD LIBOR + 6.500%)	6.634%	7/20/34	6,990,000	6,990,800	(a)(e)
AIMCO CLO 10 Ltd., 2019-10A ER (3 mo. USD LIBOR + 5.950%)	6.061%	7/22/32	8,000,000	8,000,775	(a)(e)
Anchorage Capital CLO 3-R Ltd., 2014-3RA E (3 mo. USD LIBOR + 5.500%)	5.632%	1/28/31	3,625,000	3,549,428	(a)(e)
Ballyrock CLO Ltd., 2016-1A ER (3 mo. USD LIBOR + 6.950%)	7.076%	10/15/28	6,300,000	6,311,466	(a)(e)
Barings CLO Ltd., 2020-4A E (3 mo. USD LIBOR + 5.680%)	5.814%	1/20/32	1,090,000	1,065,461	(a)(e)
BlueMountain CLO XXIX Ltd., 2020-29A ER (3 mo. USD LIBOR + 6.860%)	6.990%	7/25/34	7,000,000	6,984,516	(a)(e)

See Notes to Schedule of Investments.

12	Western Asset Diversified Income Fund 2021 Quarterly Report

WESTERN ASSET DIVERSIFIED INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
BlueMountain Fuji US Clo II Ltd, 2017-2A D (3 mo. USD LIBOR + 6.150%)	6.284%	10/20/30	5,350,000	$5,292,140	(a)(e)
CARLYLE US CLO Ltd., 2020-1A ER (3 mo. USD LIBOR + 0.000%)	0.134%	7/20/34	5,000,000	4,914,784	(a)(e)
Cayuga Park CLO Ltd., 2020-1A ER (3 mo. USD LIBOR + 6.000%)	6.110%	7/17/34	1,250,000	1,247,020	(a)(e)
College Avenue Student Loans LLC, 2021-B R	0.000%	6/25/52	17,241	5,215,124	(a)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	3.029%	8/9/24	2,065,100	1,997,961	(a)(e)
Credit Suisse European Mortgage Capital Ltd., 2020-1OTF A	3.114%	8/9/24	1,134,724	1,084,626	(a)(j)(k)
Dryden 95 CLO Ltd., 2021-95A SUB	0.000%	8/20/34	6,870,000	5,986,510	(a)(e)
Elmwood CLO II Ltd., 2019-2A SUB	0.000%	4/20/34	4,600,000	4,022,585	(a)(e)
Fortress Credit BSL XII Ltd., 2021-4A E (3 mo. USD LIBOR + 7.130%)	7.266%	10/15/34	5,000,000	4,897,655	(a)(e)
Goldentree Loan Management US CLO 6 Ltd., 2019-6A E (3 mo. USD LIBOR + 5.220%)	5.354%	1/20/33	4,350,000	4,212,651	(a)(e)
Goldentree Loan Management US CLO 8 Ltd., 2020-8A FR (3 mo. USD LIBOR + 8.050%)	8.140%	10/20/34	7,000,000	6,794,601	(a)(e)
Greywolf CLO V Ltd., 2015-1A DR (3 mo. USD LIBOR + 5.850%)	5.975%	1/27/31	6,250,000	6,139,996	(a)(e)
Greywolf CLO VI Ltd., 2018-1A D (3 mo. USD LIBOR + 5.750%)	5.875%	4/26/31	3,000,000	2,977,125	(a)(e)
Hayfin US XIV Ltd., 2021-14A E (3 mo. USD LIBOR + 7.180%)	7.329%	7/20/34	7,000,000	6,796,153	(a)(e)
KAYNE CLO I Ltd., 2018-1A E (3 mo. USD LIBOR + 5.620%)	5.746%	7/15/31	3,000,000	2,968,549	(a)(e)
LCM 29 Ltd., 29A ER (3 mo. USD LIBOR + 6.830%)	6.956%	4/15/31	2,000,000	2,000,068	(a)(e)
LCM 33 Ltd., 33A E (3 mo. USD LIBOR + 6.350%)	6.462%	7/20/34	3,000,000	2,999,868	(a)(e)
Loanpal Solar Loan Ltd., 2021-1GS C	3.500%	1/20/48	5,000,000	4,921,842	(a)
MACH 1 Cayman Ltd., 2019-1 B	4.335%	10/15/39	868,376	843,451	(a)
Magnetite XXVI Ltd., 2020-26A ER (3 mo. USD LIBOR + 5.950%)	6.040%	7/25/34	6,750,000	6,750,119	(a)(e)
MAPS Trust, 2021-1A C	5.437%	6/15/46	3,731,841	3,758,695	(a)

See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2021 Quarterly Report	13

WESTERN ASSET DIVERSIFIED INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Marathon CLO XIII Ltd., 2019-1A C (3 mo. USD LIBOR + 4.070%)	4.196%	4/15/32	4,625,000	$4,537,096	(a)(e)
National Collegiate Student Loan Trust, 2005-3 B (1 mo. USD LIBOR + 0.500%)	0.586%	7/27/37	5,000,000	4,092,433	(e)
National Collegiate Class A-3L Commutation Trust, 2007-4VI O (1 mo. USD LIBOR + 0.850%)	0.934%	3/29/38	29,110,264	6,986,318	(a)(e)
Ocean Trails CLO VI, 2016-6A ER (3 mo. USD LIBOR + 7.450%)	7.576%	7/15/28	2,500,000	2,507,517	(a)(e)
Octagon Investment Partners 40 Ltd., 2019-1A E (3 mo. USD LIBOR + 6.460%)	6.594%	4/20/31	4,850,000	4,858,083	(a)(e)
Park Avenue Institutional Advisers CLO Ltd., 2019-1A D (3 mo. USD LIBOR + 6.850%)	6.975%	5/15/32	6,950,000	6,891,690	(a)(e)
Riserva CLO Ltd., 2016-3A ERR (3 mo. USD LIBOR + 6.500%)	6.634%	1/18/34	2,450,000	2,451,306	(a)(e)
Riserva CLO Ltd., 2016-3A FRR (3 mo. USD LIBOR + 8.510%)	8.644%	1/18/34	2,500,000	2,443,282	(a)(e)
RR 18 Ltd., 2021-18A D (3 mo. USD LIBOR + 6.250%)	6.334%	10/15/34	7,190,000	7,193,537	(a)(e)
Saratoga Investment Corp. CLO Ltd., 2013-1A (3 mo. USD LIBOR + 10.000%)	10.130%	4/20/33	4,000,000	3,911,668	(e)
Seven Sticks CLO Ltd., 2016-1A DR (3 mo. USD LIBOR + 6.200%)	6.326%	7/15/28	5,000,000	5,010,029	(a)(e)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	7,570	3,372,129	(a)
Sound Point CLO XXVI Ltd., 2020-1A ER (3 mo. USD LIBOR + 6.860%)	6.990%	7/20/34	3,700,000	3,663,588	(a)(e)
Sunnova Hellios II Issuer LLC, 2018-1A B	7.710%	7/20/48	5,086,289	5,286,879	(a)
Symphony CLO XVIII Ltd., 2016-18A ER (3 mo. USD LIBOR + 7.070%)	7.200%	7/23/33	3,000,000	3,000,087	(a)(e)
Symphony CLO XXI Ltd., 2019-21A ER (3 mo. USD LIBOR + 6.600%)	6.726%	7/15/32	2,800,000	2,800,351	(a)(e)
Symphony CLO XXVIII Ltd., 2021-28A SUB	0.000%	10/23/50	6,045,000	5,409,066	(a)(e)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	946,219	936,761	(a)

See Notes to Schedule of Investments.

14	Western Asset Diversified Income Fund 2021 Quarterly Report

WESTERN ASSET DIVERSIFIED INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
TRTX Issuer Ltd., 2019-FL3 D (30 Day Average SOFR + 2.564%)	2.614%	10/15/34	2,500,000	$2,477,353	(a)(e)
Venture 43 CLO Ltd., 2021-43A D (3 mo. USD LIBOR + 3.470%)	3.611%	4/15/34	4,000,000	3,980,663	(a)(e)
Voya CLO Ltd., 2018-2A E (3 mo. USD LIBOR + 5.250%)	5.376%	7/15/31	6,750,000	6,402,021	(a)(e)
Voya CLO Ltd., 2021-1A E (3 mo. USD LIBOR + 6.350%)	6.460%	7/15/34	2,250,000	2,249,659	(a)(e)
Wellfleet CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 6.750%)	6.884%	10/20/29	3,287,000	3,258,403	(a)(e)
Zais CLO 17 Ltd., 2021-17A E (3 mo. USD LIBOR + 8.250%)	8.380%	10/20/33	6,000,000	5,565,348	(a)(c)(e)

TOTAL ASSET-BACKED SECURITIES (Cost - $218,944,248)				218,009,236

COLLATERALIZED MORTGAGE OBLIGATIONS(l) - 20.7%
Benchmark Mortgage Trust, 2021-B27 F	2.250%	7/15/54	5,000,000	3,549,284	(a)(e)
Benchmark Mortgage Trust, 2021-B27 G	2.250%	7/15/54	5,000,000	3,207,667	(a)(e)
BSREP Commercial Mortgage Trust, 2021-DC HRR (1 mo. USD LIBOR + 5.500%)	5.584%	8/15/38	18,664,000	18,710,567	(a)(e)
BX Commercial Mortgage Trust, 2020-VIVA D	3.667%	3/11/44	3,400,000	3,493,042	(a)(e)
BX Trust, 2018-GW G (1 mo. USD LIBOR + 2.920%)	3.004%	5/15/35	5,345,000	5,339,368	(a)(e)
CSMC Trust, 2021-ADV G (1 mo. USD LIBOR + 6.250%)	6.334%	7/15/38	8,350,000	8,348,196	(a)(e)
CSMC Trust, 2021-RPL2 B1	3.489%	1/25/60	6,233,900	6,031,627	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, 2021-MN2 B1 (30 Day Average SOFR + 5.500%)	5.550%	7/25/41	2,500,000	2,579,258	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, 2021-MN2 M2 (30 Day Average SOFR + 3.350%)	3.400%	7/25/41	2,500,000	2,507,535	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B2 (1 mo. USD LIBOR + 5.250%)	5.336%	1/25/50	2,225,000	2,274,431	(a)(e)

See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2021 Quarterly Report	15

WESTERN ASSET DIVERSIFIED INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA2 B2 (1 mo. USD LIBOR + 4.800%)	4.886%	2/25/50	7,250,000	$7,328,161	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 B2 (30 Day Average SOFR + 5.650%)	5.700%	12/25/50	5,000,000	5,450,512	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 B2 (30 Day Average SOFR + 4.750%)	4.800%	1/25/51	5,500,000	5,650,690	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 B2 (30 Day Average SOFR + 6.250%)	6.300%	10/25/33	5,000,000	5,818,986	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B2 (30 Day Average SOFR + 5.500%)	5.550%	1/25/34	6,700,000	7,209,619	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-3 BX	0.000%	8/25/57	9,611,831	4,718,159	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	11.836%	5/25/43	4,823,241	5,594,456	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP2 B1 (1 mo. USD LIBOR + 4.200%)	4.286%	2/25/47	5,325,000	5,661,821	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-SPI2 B	3.809%	5/25/48	7,778,825	7,474,312	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 B2 (30 Day Average SOFR + 6.000%)	6.050%	8/25/33	6,000,000	6,875,626	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2016- C04 1B (1 mo. USD LIBOR + 10.250%)	10.336%	1/25/29	2,228,044	2,524,954	(a)(e)

See Notes to Schedule of Investments.

16	Western Asset Diversified Income Fund 2021 Quarterly Report

WESTERN ASSET DIVERSIFIED INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1B1 (1 mo. USD LIBOR + 3.400%)	3.486%	10/25/39	4,940,000	$5,007,438	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1B1 (1 mo. USD LIBOR + 3.250%)	3.336%	1/25/40	5,700,000	5,739,185	(a)(e)
FREMF Mortgage Trust, 21K-F117 CS (30 Day Average SOFR + 6.400%)	6.450%	7/25/31	10,300,000	10,301,868	(a)(e)
Great Wolf Trust, 2019-WOLF E (1 mo. USD LIBOR + 2.732%)	2.816%	12/15/36	3,943,000	3,878,563	(a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-WPT GFX	5.542%	7/5/33	4,000,000	4,017,348	(a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFL (1 mo. USD LIBOR + 3.000%)	3.085%	1/16/37	1,360,000	1,327,958	(a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.844%	1/16/37	1,580,000	1,550,927	(a)(e)
KIND Trust, 2021-KIND F (1 mo. USD LIBOR + 3.950%)	4.034%	8/15/38	7,500,000	7,533,466	(a)(e)
MBRT, 2019-MBR H1 (1 mo. USD LIBOR + 4.000%)	4.084%	11/15/36	3,000,000	2,997,800	(a)(e)
Mello Warehouse Securitization Trust, 2021-1 G (1 mo. USD LIBOR + 4.375%)	4.459%	2/25/55	2,500,000	2,502,111	(a)(e)
Morgan Stanley Capital I Trust, 2021-L6 F	2.250%	6/15/54	7,195,000	4,666,181	(a)
Motel Trust, 2021-MTL6 H (1 mo. USD LIBOR + 6.000%)	6.100%	9/15/38	5,950,000	5,999,092	(a)(e)
Multifamily CAS Trust, 2019-1 CE (1 mo. USD LIBOR + 8.750%)	8.836%	10/15/49	2,000,000	2,166,554	(a)(e)
Multifamily CAS Trust, 2020-1 CE (1 mo. USD LIBOR + 7.500%)	7.586%	3/25/50	2,500,000	2,760,189	(a)(e)
New Residential Mortgage Loan Trust, 2017-2A B5	5.336%	3/25/57	2,819,937	3,080,688	(a)(e)
New Residential Mortgage Loan Trust, 2020-2A B5D	2.651%	10/25/46	5,298,145	5,028,073	(a)(e)
River Haus, 2021 A-2	6.950%	8/15/24	8,500,000	8,500,000	(j)(k)(m)
Soho Trust, 2021-SOHO D	2.786%	8/10/38	7,000,000	6,318,759	(a)(e)

See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2021 Quarterly Report	17

WESTERN ASSET DIVERSIFIED INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Tharaldson Hotel Portfolio Trust, 2018-THL F (1 mo. USD LIBOR + 4.102%)	4.185%	11/11/34	4,455,441		$4,351,845	(a)(e)
UBS Commercial Mortgage Trust, 2018-NYCH F (1 mo. USD LIBOR + 3.821%)	3.905%	2/15/32	6,000,000		5,900,045	(a)(e)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $212,289,154)					213,976,361

SOVEREIGN BONDS - 5.0%
Argentina - 1.1%
Ciudad Autonoma De Buenos Aires, Senior Notes	7.500%	6/1/27	5,100,000		4,683,891	(a)
Ciudad Autonoma De Buenos Aires, Senior Notes	7.500%	6/1/27	2,000,000		1,836,820	(d)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/10/22 then 6.875%)	5.000%	12/10/25	6,500,000		4,978,350	(a)

Total Argentina					11,499,061

Ecuador - 0.4%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	5,593,000		3,013,285	(a)
Ecuador Government International Bond, Senior Notes, Step bond (5.000% to 7/31/22 then 5.500%)	5.000%	7/31/30	1,609,000		1,355,599	(a)

Total Ecuador					4,368,884

Ghana - 0.6%
Ghana Government International Bond, Senior Notes	6.375%	2/11/27	3,200,000		3,020,400	(a)
Ghana Treasury Note, Bonds	18.500%	10/3/22	19,020,000	GHS	3,267,893

Total Ghana					6,288,293

Kenya - 0.3%
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	3,200,000		3,166,384	(a)

Russia - 0.4%
Russian Federal Bond - OFZ	7.700%	3/23/33	239,730,000	RUB	3,402,105

Supranational - 1.6%
International Bank for Reconstruction & Development, Senior Notes	8.250%	6/14/23	1,660,000,000	KZT	3,892,320
International Finance Corp., Senior Notes	15.250%	7/8/22	100,000,000	UAH	3,982,947

See Notes to Schedule of Investments.

18	Western Asset Diversified Income Fund 2021 Quarterly Report

WESTERN ASSET DIVERSIFIED INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Supranational - (continued)
International Finance Corp., Senior Notes	11.000%	11/14/22	37,000,000,000	UZS	$3,488,319
International Finance Corp., Senior Notes	6.140%	6/3/24	225,000,000	UYU	5,178,905

Total Supranational					16,542,491

Turkey - 0.3%
Turkiye Ihracat Kredi Bankasi AS, Senior Notes	5.750%	7/6/26	3,200,000		3,140,675	(a)

Ukraine - 0.3%
Ukraine Government International Bond, Senior Notes	6.876%	5/21/29	3,000,000		3,049,005	(a)

TOTAL SOVEREIGN BONDS (Cost - $51,821,698)					51,456,898

			SHARES
CONVERTIBLE PREFERRED STOCKS - 3.0%
ENERGY - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
MPLX LP	8.462%		501,254		16,792,009	(j)(k)
Targa Resources Corp., Non Voting Shares	9.500%		12,500		13,511,966

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $31,144,219)					30,303,975

PREFERRED STOCKS - 1.9%
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Crestwood Equity Partners LP	9.250%		750,000		7,492,500

FINANCIALS - 1.2%
Capital Markets - 1.2%
B Riley Financial Inc.	6.500%		383,800		10,101,616
Prospect Capital Corp.	5.350%		100,000		2,335,000

TOTAL FINANCIALS					12,436,616

TOTAL PREFERRED STOCKS (Cost - $19,503,166)					19,929,116

		MATURITY DATE	FACE AMOUNT†
CONVERTIBLE BONDS & NOTES - 1.4%
COMMUNICATION SERVICES - 0.4%
Media - 0.4%
Liberty Interactive LLC, Senior Notes	4.000%	11/15/29	5,500,000		4,317,500

See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2021 Quarterly Report	19

WESTERN ASSET DIVERSIFIED INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER DISCRETIONARY - 0.0%††
Hotels, Restaurants & Leisure - 0.0%††
DraftKings Inc., Senior Notes	0.000%	3/15/28	210,000	$185,955	(a)

FINANCIALS - 1.0%
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
Granite Point Mortgage Trust Inc., Senior Notes	5.625%	12/1/22	2,000,000	2,000,000	(a)
Granite Point Mortgage Trust Inc., Senior Notes	6.375%	10/1/23	7,554,000	7,629,540

TOTAL FINANCIALS				9,629,540

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $13,934,331)				14,132,995

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.0%††
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%††
U.S. Treasury Long-Term Bonds Futures, Call @ $162.50 (Cost - $30,382)	10/8/21	40	40,000	4,375

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,362,433,808)				1,360,578,883

	RATE		SHARES
SHORT-TERM INVESTMENTS - 13.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $140,661,241)	0.010%		140,661,241	140,661,241	(n)

TOTAL INVESTMENTS - 145.4% (Cost - $1,503,095,049)				1,501,240,124
Liabilities in Excess of Other Assets - (45.4)%				(468,464,389)

TOTAL NET ASSETS - 100.0%				$1,032,775,735

See Notes to Schedule of Investments.

20	Western Asset Diversified Income Fund 2021 Quarterly Report

WESTERN ASSET DIVERSIFIED INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	All or a portion of this loan is unfunded as of September 30, 2021. The interest rate for fully unfunded term loans is to be determined.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	Security is valued using significant unobservable inputs (Note 1).

(k)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(l)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(m)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2021, the Fund held TBA securities with a total cost of $8,488,552.

(n)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2021, the total market value of investments in Affiliated Companies was $140,661,241 and the cost was $140,661,241 (Note 2).

See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2021 Quarterly Report	21

WESTERN ASSET DIVERSIFIED INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

Abbreviation(s) used in this schedule:

CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
EUR	— Euro
GBP	— British Pound
GHS	— Ghanaian Cedi
LIBOR	— London Interbank Offered Rate
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
UAH	— Ukrainian Hryvnia
USD	— United States Dollar
UYU	— Uruguayan Peso
UZS	— Uzbekistani Som

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
Eurodollar 2-Year Mid Curve Futures, Call	11/12/21	$99.00	208	$520,000	$(20,800)
Eurodollar 2-Year Mid Curve Futures, Put	11/12/21	99.00	208	520,000	(96,200)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $99,289)					$(117,000)

At September 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
90-Day Eurodollar	792	12/23	$195,678,876	$195,732,900	$54,024

Contracts to Sell:
U.S. Treasury 5-Year Notes	7	12/21	865,472	859,195	6,277
U.S. Treasury 10-Year Notes	5	12/21	666,804	658,047	8,757
U.S. Treasury Long-Term Bonds	24	12/21	3,898,959	3,821,250	77,709

					92,743

Net unrealized appreciation on open futures contracts					$146,767

At September 30, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	1,538,356	EUR	1,300,000	Citibank N.A.	10/19/21	$31,955

See Notes to Schedule of Investments.

22	Western Asset Diversified Income Fund 2021 Quarterly Report

WESTERN ASSET DIVERSIFIED INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	7,914,965	EUR	6,700,000	Citibank N.A.	10/19/21	$151,203
USD	4,117,415	GBP	3,000,000	Citibank N.A.	10/19/21	75,123
USD	8,317,230	GBP	6,000,000	Citibank N.A.	10/19/21	232,647
USD	2,629,306	CAD	3,300,000	JPMorgan Chase & Co.	10/19/21	23,983
RUB	22,580,000	USD	300,734	Morgan Stanley & Co. Inc.	10/19/21	8,411

Total						$523,322

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
RUB	— Russian Ruble
USD	— United States Dollar

At September 30, 2021, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2021[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Ford Motor Co., 4.346%, due 12/8/26	$4,320,000	6/20/26	1.794%	5.000% quarterly	$618,380	$592,021	$26,359

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2021[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
General Motors Co., 4.875%, due 10/2/23	$4,320,000	6/20/26	0.946%	5.000% quarterly	$(805,430)	$(795,706)	$(9,724)

See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2021 Quarterly Report	23

WESTERN ASSET DIVERSIFIED INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

24	Western Asset Diversified Income Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Diversified Income Fund (the “Fund”) was organized in Maryland on July 27, 2020 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Trustees has authorized the issuance of an unlimited amount of common shares of beneficial interest, $0.001 par value per share (the “Common Shares”). The Fund’s primary investment objective is to seek high current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, across fixed income sectors and securities in seeking to deliver a well-diversified portfolio. The Fund expects to dissolve on or about June 24, 2033 (the “Dissolution Date”); provided that the Board of Trustees may, without shareholder approval, extend the Dissolution Date for up to two years. As of a date within the 6-18 months preceding the Dissolution Date, the Board of Trustees may cause the Fund to conduct a tender offer to all shareholders to purchase 100% of the then outstanding Common Shares of the Fund at a price equal to the NAV per Common Share on the expiration date of the tender offer (the “Eligible Tender Offer”). The Board of Trustees has established that the Fund must have at least $200 million of aggregate net assets immediately following the completion of an Eligible Tender Offer to ensure the continued viability of the Fund (the “Dissolution Threshold”). In an Eligible Tender Offer, the Fund will offer to purchase all Common Shares held by each Common Shareholder; provided that if the payment for properly tendered Common Shares would result in the Fund having aggregate net assets below the Dissolution Threshold, the Eligible Tender Offer will be canceled, no Common Shares will be repurchased and the Fund will dissolve as scheduled. If an Eligible Tender Offer is conducted and the payment for properly tendered Common Shares would result in the Fund having aggregate net assets greater than or equal to the Dissolution Threshold, all Common Shares properly tendered and not withdrawn will be purchased by the Fund pursuant to the terms of the Eligible Tender Offer. Following the completion of an Eligible Tender Offer, the Board may eliminate the Dissolution Date without shareholder approval and provide for the Fund’s perpetual existence. Upon its dissolution, it is anticipated that the Fund will have distributed substantially all of its net asset to shareholders, although securities for which no market exists or securities trading at depressed prices, if any, may be placed in a liquidating trust.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit

25

Notes to Schedule of Investments (unaudited) (continued)

risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

26

Notes to Schedule of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

27

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$498,708,844	—	$498,708,844
Senior Loans:
Financials	—	20,393,625	$3,588,965	23,982,590
Health Care	—	40,594,479	7,052,325	47,646,804
Industrials	—	66,601,123	13,954,200	80,555,323
Information Technology	—	31,141,645	16,220,250	47,361,895
Materials	—	—	4,939,362	4,939,362
Other Senior Loans	—	109,571,109	—	109,571,109
Asset-Backed Securities	—	216,924,610	1,084,626	218,009,236
Collateralized Mortgage Obligations	—	205,476,361	8,500,000	213,976,361
Sovereign Bonds	—	51,456,898	—	51,456,898
Convertible Preferred Stocks:
Energy	—	13,511,966	16,792,009	30,303,975
Preferred Stocks	$19,929,116	—	—	19,929,116
Convertible Bonds & Notes	—	14,132,995	—	14,132,995
Purchased Options	4,375	—	—	4,375

Total Long-Term Investments	19,933,491	1,268,513,655	72,131,737	1,360,578,883

Short-Term Investments†	140,661,241	—	—	140,661,241

Total Investments	$160,594,732	$1,268,513,655	$72,131,737	$1,501,240,124

Other Financial Instruments:
Futures Contracts††	$146,767	—	—	$146,767
Forward Foreign Currency Contracts††	—	$523,322	—	523,322
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	26,359	—	26,359

Total Other Financial Instruments	$146,767	$549,681	—	$696,448

Total	$160,741,499	$1,269,063,336	$72,131,737	$1,501,936,572

28

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$117,000	—	—	$117,000
Centrally Cleared Credit Default Swaps on Corporate Issues - Buy Protection††	—	$9,724	—	9,724

Total	$117,000	$9,724	—	$126,724

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of June 25, 2021 (commencement of operations)	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Senior Loans:
Financials	—	$457	$10,675	$46,443	$4,962,500
Health Care	—	(2,459)	(213)	(15,003)	7,087,500
Industrials	—	292	31	(21,123)	13,987,500
Information Technology	—	532	—	129,968	16,089,750
Materials	—	1,018	—	(1,018)	4,939,362
Asset-Backed Securities	—	5,977	196	(16,350)	1,100,682
Collateralized Mortgage Obligations	—	22	—	11,448	8,488,530
Convertible Preferred Stocks:
Energy	—	—	—	(883,460)	17,675,469

Total	—	$5,839	$10,689	$(749,095)	$74,331,293

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

29

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2021	Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2021[1]
Senior Loans:
Financials	$(1,431,110)	—	—	$3,588,965	$46,443
Health Care	(17,500)	—	—	7,052,325	(15,003)
Industrials	(12,500)	—	—	13,954,200	(21,123)
Information Technology	—	—	—	16,220,250	129,968
Materials	—	—	—	4,939,362	(1,018)
Asset-Backed Securities	(5,879)	—	—	1,084,626	(16,350)
Collateralized Mortgage Obligations	—	—	—	8,500,000	11,448
Convertible Preferred Stocks:
Energy	—	—	—	16,792,009	(883,460)

Total	$(1,466,989)	—	—	$72,131,737	$(749,095)

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2021. The following transactions were effected in such company for the period ended September 30, 2021.

	Affiliate Value at June 25, 2021 (commencement of operations)							Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2021
		Purchased		Sold		Realized Gain (Loss)	Interest Income
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$1,256,993,491	1,256,993,491	$1,116,332,250	1,116,332,250	—	$8,478	—	$140,661,241

30